EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Components of the net periodic benefit costs

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Three months ended September 30,		Three months ended September 30,
	2012	2011	2012	2011
Service cost	$12	$18	$1	$-
Interest cost	36	39	2	2
Expected return on assets	(45)	(47)	-	-
Amortization of prior service cost	(2)	(2)	(1)	(1)
Amortization of actuarial loss	13	9	-	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$22	$17	$2	$2

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Nine months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Service cost	$43	$51	$3	$2
Interest cost	109	116	5	6
Expected return on assets	(136)	(141)	-	-
Amortization of prior service cost	(6)	(5)	(2)	(2)
Amortization of actuarial loss	37	26	1	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$55	$47	$7	$7

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$23	$21	$20	$44	$44	$43
Interest cost	44	40	41	110	102	102
Expected return on plan assets	(47)	(42)	(41)	(140)	(121)	(104)
Amortization of transition obligation	-	-	-	-	-	1
Amortization of prior service cost	(4)	(5)	(5)	(2)	(1)	(1)
Amortization of actuarial loss	16	11	7	21	19	33
Settlement loss	-	-	2	-	-	-
Special termination benefits	-	-	-	8	-	2

Net periodic benefit cost	$32	$25	$24	$41	$43	$76

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$3	$3	$3	$-	$-	$3
Interest cost	7	7	8	1	-	-
Amortization of prior service cost	(3)	(3)	(4)	-	-	-
Amortization of actuarial loss	2	1	1	-	-	-

Net periodic benefit cost	$9	$8	$8	$1	$-	$3